Debt and Capital Lease Obligations - Schedule of Debt and Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt
Carrying Amount	$ 3,358,179	$ 1,859,527
Capital lease obligations	297,268	325,745
Total debt and capital lease obligations	3,655,447	2,185,272
Less: Current portion	(32,984)	(30,284)
Long-term debt and capital lease obligations, net of unamortized debt issuance costs	3,622,463	2,154,988
Fair Value	$ 3,574,172	2,026,478
6 1/2% Senior Secured Notes due 2019
Debt
Interest rate	6.50%
Other
Debt
Carrying Amount	$ 0	803
Fair Value	0	803
Less: Unamortized debt issuance costs
Debt
Less: Unamortized debt issuance costs	$ (31,821)	(31,276)
Senior Secured Notes: | 6 1/2% Senior Secured Notes due 2019
Debt
Interest rate	6.50%
Effective Interest Rate	6.959%
Carrying Amount	$ 990,000	990,000
Fair Value	$ 1,084,050	1,071,675
Senior Secured Notes: | 5 1/4% Senior Secured Notes due 2026
Debt
Interest rate	5.25%
Effective Interest Rate	5.316%
Carrying Amount	$ 750,000	0
Fair Value	$ 739,688	0
Senior Unsecured Notes: | 7 5/8% Senior Unsecured Notes due 2021
Debt
Interest rate	7.625%
Effective Interest Rate	8.062%
Carrying Amount	$ 900,000	900,000
Fair Value	$ 990,189	954,000
Senior Unsecured Notes: | 6 5/8% Senior Unsecured Notes due 2026
Debt
Interest rate	6.625%
Effective Interest Rate	6.685%
Carrying Amount	$ 750,000	0
Fair Value	$ 760,245	$ 0